Credit Risk - Disclosure of Segments Exposure by Gross and Net Credit Exposure (Details) - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 205,966	£ 202,929
Stage 3 | Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
Loans and advances to customers	649	716
Collateral	215	280
Net exposure	434	436
Stage 3 | Corporate & Commercial Banking | SME and mid corporate
Disclosure of credit risk exposure [line items]
Loans and advances to customers	572	639
Collateral	141	209
Net exposure	431	430
Stage 3 | Corporate & Commercial Banking | Commercial Real Estate
Disclosure of credit risk exposure [line items]
Loans and advances to customers	77	77
Collateral	74	71
Net exposure	£ 3	£ 6